Quarterly Report
July 31, 2022
MFS®  Emerging Markets Debt Local Currency Fund
EML-Q3

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 84.3%
Bermuda – 0.2%
Government of Bermuda, 5%, 7/15/2032 (n)		$859,000	$889,333
Brazil – 10.7%
Federative Republic of Brazil, 0%, 1/01/2024	BRL	72,487,000	$11,706,074
Federative Republic of Brazil, 10%, 1/01/2025		97,129,000	17,745,420
Federative Republic of Brazil, 10%, 1/01/2027		101,911,000	17,991,008
			$47,442,502
Chile – 3.9%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$936,000	$797,472
Republic of Chile, 2.3%, 10/01/2028 (n)	CLP	5,215,000,000	4,499,777
Republic of Chile, 5%, 10/01/2028 (n)		6,375,000,000	6,434,123
Republic of Chile, 4.7%, 9/01/2030		5,545,000,000	5,433,575
			$17,164,947
China – 12.2%
China Development Bank, 3.23%, 1/10/2025	CNY	23,070,000	$3,489,401
China Development Bank, 3.45%, 9/20/2029		113,250,000	17,335,834
Export–Import Bank of China, 3.14%, 4/02/2024		95,440,000	14,371,531
Republic of China, 3.25%, 6/06/2026		125,330,000	19,168,211
			$54,364,977
Colombia – 4.7%
Empresas Publicas de Medellin E.S.P., 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$718,758
Republic of Colombia, 7.5%, 8/26/2026		21,450,800,000	4,368,508
Republic of Colombia, 5.75%, 11/03/2027		76,766,000,000	13,851,431
Republic of Colombia, “B”, 7.75%, 9/18/2030		10,572,100,000	1,913,520
			$20,852,217
Czech Republic – 4.2%
Czech Republic, 0.25%, 2/10/2027	CZK	64,300,000	$2,157,221
Czech Republic, 2.75%, 7/23/2029		59,400,000	2,213,570
Czech Republic, 2%, 10/13/2033		397,950,000	13,509,079
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	1,000,000	906,108
			$18,785,978
Egypt – 0.2%
Energean PLC, 6.5%, 4/30/2027 (n)		$1,114,000	$980,552
Guatemala – 0.6%
Banco Industrial S.A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)		$1,064,000	$983,700
Central America Bottling Co., 5.25%, 4/27/2029 (n)		1,245,000	1,177,620
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		797,000	733,213
			$2,894,533
Hungary – 1.7%
Republic of Hungary, 3%, 10/27/2027	HUF	1,635,400,000	$3,070,336
Republic of Hungary, 2.25%, 4/20/2033		3,031,580,000	4,544,970
			$7,615,306
India – 0.6%
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)		$794,000	$660,896
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023		384,000	372,961
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		1,720,000	1,628,812
			$2,662,669

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – 6.2%
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		$756,000	$650,538
Republic of Indonesia, 9%, 3/15/2029	IDR	36,679,000,000	2,744,897
Republic of Indonesia, 7%, 9/15/2030		125,273,000,000	8,386,724
Republic of Indonesia, 6.375%, 4/15/2032		9,995,000,000	637,025
Republic of Indonesia, 7.5%, 8/15/2032		96,643,000,000	6,613,359
Republic of Indonesia, 7.5%, 5/15/2038		71,483,000,000	4,867,543
Republic of Indonesia, 8.375%, 4/15/2039		32,266,000,000	2,349,387
Republic of Indonesia, 7.125%, 6/15/2042		19,893,000,000	1,334,900
			$27,584,373
Israel – 0.3%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$1,250,000	$1,145,625
Malaysia – 4.6%
Government of Malaysia, 3.733%, 6/15/2028	MYR	9,985,000	$2,236,880
Government of Malaysia, 4.232%, 6/30/2031		31,439,000	7,206,172
Government of Malaysia, 3.582%, 7/15/2032		19,703,000	4,304,733
Government of Malaysia, 3.757%, 5/22/2040		10,520,000	2,169,155
Government of Malaysia, 4.065%, 6/15/2050		20,945,000	4,326,610
			$20,243,550
Mexico – 8.4%
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		$1,096,000	$861,743
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		764,000	578,873
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026		400,000	303,075
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	451,705
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)		11,784,000	570,452
United Mexican States, 10%, 12/05/2024		23,970,000	1,195,073
United Mexican States, 5.75%, 3/05/2026		70,850,000	3,147,282
United Mexican States, 7.5%, 6/03/2027		54,300,000	2,534,950
United Mexican States, 8.5%, 5/31/2029		261,270,000	12,684,325
United Mexican States, 7.75%, 5/29/2031		138,100,000	6,392,684
United Mexican States, 8%, 11/07/2047		186,200,000	8,403,411
			$37,123,573
Peru – 3.3%
Banco de Credito del Peru, 4.65%, 9/17/2024 (n)	PEN	10,403,000	$2,465,794
Peru LNG, 5.375%, 3/22/2030		$1,360,000	1,135,546
Republic of Peru, 6.95%, 8/12/2031	PEN	14,686,000	3,448,556
Republic of Peru, 6.9%, 8/12/2037		30,485,000	6,802,884
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$945,000	784,491
			$14,637,271
Poland – 5.2%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$1,113,000	$916,784
Republic of Poland, 2.75%, 4/25/2028	PLN	17,813,000	3,261,203
Republic of Poland, 1.25%, 10/25/2030		46,315,000	7,158,272
Republic of Poland, 1.75%, 4/25/2032		70,823,000	10,982,797
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	921,000	753,046
			$23,072,102
Romania – 2.0%
Republic of Romania, 4.75%, 2/24/2025	RON	45,845,000	$8,760,946
Russia – 0.0%
Russian Federation, 7.75%, 9/16/2026 (a)	RUB	571,749,000	$9
Russian Federation, 7.25%, 5/10/2034 (a)		793,227,000	13
			$22

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
South Africa – 9.3%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	$2,025,841
Republic of South Africa, 10.5%, 12/21/2026		18,488,000	1,173,799
Republic of South Africa, 8%, 1/31/2030		331,754,000	17,545,834
Republic of South Africa, 7%, 2/28/2031		78,800,000	3,776,900
Republic of South Africa, 8.875%, 2/28/2035		123,727,000	6,349,384
Republic of South Africa, 9%, 1/31/2040		192,111,000	9,535,040
Transnet SOC Ltd. (Republic of South Africa), 13.5%, 4/18/2028		14,800,000	996,492
			$41,403,290
Sri Lanka – 0.2%
Republic of Sri Lanka, 6.75%, 4/18/2028 (a)		$1,400,000	$419,152
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(n)		972,000	288,737
			$707,889
Thailand – 4.8%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	286,410,000	$8,570,877
Kingdom of Thailand, 1.6%, 6/17/2035		100,242,000	2,288,405
Kingdom of Thailand, 3.3%, 6/17/2038		84,884,000	2,305,733
Kingdom of Thailand, 2%, 6/17/2042		379,304,000	8,266,164
			$21,431,179
Uruguay – 1.0%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	206,579,000	$4,515,277
Oriental Republic of Uruguay, 8.25%, 5/21/2031		6,802,000	141,616
			$4,656,893
Total Bonds			$374,419,727
Investment Companies (h) – 13.2%
Money Market Funds – 13.2%
MFS Institutional Money Market Portfolio, 1.72% (v)		58,493,573	$58,493,573

Other Assets, Less Liabilities – 2.5%			10,941,376
Net Assets – 100.0%			$443,854,676
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $58,493,573 and $374,419,727, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $27,374,714, representing 6.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
BZDIOVRA	Brazil Interbank Deposit Rate
CLOIS	Sinacofi Chile Interbank Rate Average
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
KLIBOR	Kuala Lumpur Interbank Offered Rate
THBFIX	Thai Baht Floating Rate Fixed
TIIE	Interbank Equilibrium Interest Rate
USA-CPI-U	Consumer Price Index - Urban Consumers
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real

Portfolio of Investments (unaudited) – continued
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 7/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	3,097,437	USD	596,993	Banco Santander S.A.	8/02/2022	$1,650
BRL	8,693,495	USD	1,675,564	Citibank N.A.	8/02/2022	4,631
BRL	10,079,411	USD	1,862,779	Citibank N.A.	11/03/2022	37,079
BRL	26,502,777	USD	5,072,635	Goldman Sachs International	8/02/2022	49,565
CLP	695,744,222	USD	748,148	Goldman Sachs International	10/03/2022	15,734
CZK	124,881,177	USD	5,041,913	Brown Brothers Harriman	10/21/2022	89,955
EUR	1,057,127	USD	1,081,085	HSBC Bank	9/21/2022	3,129
EUR	4,390,682	USD	4,506,254	State Street Bank Corp.	10/21/2022	6,794
HUF	3,945,572,208	USD	9,499,062	Morgan Stanley Capital Services, Inc.	10/21/2022	282,542
JPY	292,009,225	USD	2,193,603	Citibank N.A.	10/21/2022	10,369
JPY	296,953,160	USD	2,220,376	HSBC Bank	10/21/2022	20,910
JPY	145,573,523	USD	1,067,630	Merrill Lynch International	10/21/2022	31,102
MXN	343,658,523	USD	16,217,209	Citibank N.A.	10/21/2022	392,067
MYR	96,698,591	USD	21,690,539	Barclays Bank PLC	11/28/2022	95,063
PHP	28,667,590	USD	503,444	Citibank N.A.	11/22/2022	15,325
PLN	15,758,305	USD	3,226,853	Barclays Bank PLC	10/21/2022	125,906
PLN	44,467,364	USD	9,193,065	Goldman Sachs International	10/21/2022	267,874
PLN	11,840,243	USD	2,485,424	HSBC Bank	10/21/2022	33,723
RON	23,473,601	USD	4,712,004	JPMorgan Chase Bank N.A.	10/21/2022	95,341
ZAR	36,734,990	USD	2,129,984	Morgan Stanley Capital Services, Inc.	10/21/2022	61,303
USD	646,147	BRL	3,097,437	Banco Santander S.A.	8/02/2022	47,505
USD	867,465	BRL	4,323,170	Citibank N.A.	8/02/2022	31,925
USD	2,865,972	BRL	14,259,090	Goldman Sachs International	8/02/2022	110,112
USD	3,661,278	CLP	3,297,713,486	Citibank N.A.	9/26/2022	36,602
USD	11,104,395	CNH	74,658,304	HSBC Bank	10/21/2022	29,923
USD	5,688,801	COP	23,794,831,366	Goldman Sachs International	9/29/2022	193,922
USD	4,501,202	KRW	5,681,147,000	Barclays Bank PLC	8/09/2022	127,590
USD	2,560,347	KRW	3,313,601,162	Citibank N.A.	11/07/2022	5,318
USD	613,356	MXN	12,666,847	BNP Paribas S.A.	10/21/2022	1,157

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	1,373,688	MYR	6,054,994	Barclays Bank PLC	8/01/2022	$13,167
USD	1,499,964	PEN	5,601,699	Banco Santander S.A.	8/08/2022	73,392
USD	5,040,996	PEN	19,410,861	JPMorgan Chase Bank N.A.	8/08/2022	97,677
USD	2,615,057	PLN	12,262,646	BNP Paribas S.A.	10/21/2022	6,039
USD	14,663,017	THB	514,219,001	JPMorgan Chase Bank N.A.	8/22/2022	673,517
USD	6,614,225	TWD	194,445,000	Citibank N.A.	9/12/2022	110,361
USD	3,749,948	TWD	110,754,705	JPMorgan Chase Bank N.A.	9/12/2022	45,385
USD	285,694	ZAR	4,788,545	Brown Brothers Harriman	10/21/2022	52
USD	1,238,157	ZAR	20,624,047	UBS AG	10/21/2022	7,908
						$3,251,614
Liability Derivatives
BRL	5,261,000	USD	1,043,766	Citibank N.A.	8/02/2022	$(26,971)
BRL	3,780,966	USD	761,361	Goldman Sachs International	8/02/2022	(30,613)
BRL	4,764,369	USD	980,823	JPMorgan Chase Bank N.A.	8/02/2022	(60,012)
CZK	19,596,407	USD	806,139	Citibank N.A.	10/21/2022	(844)
EUR	2,240,288	USD	2,361,076	JPMorgan Chase Bank N.A.	9/21/2022	(63,386)
IDR	34,594,109,902	USD	2,364,666	Barclays Bank PLC	9/13/2022	(34,729)
IDR	161,972,592,541	USD	10,947,053	JPMorgan Chase Bank N.A.	9/13/2022	(38,090)
KRW	489,255,000	USD	387,639	Barclays Bank PLC	8/09/2022	(10,988)
MYR	102,753,585	USD	23,321,615	Barclays Bank PLC	8/01/2022	(233,516)
PEN	2,751,022	USD	736,158	Banco Santander S.A.	8/08/2022	(35,561)
PEN	2,400,000	USD	624,919	JPMorgan Chase Bank N.A.	8/08/2022	(13,716)
THB	1,206,334,568	USD	35,404,025	JPMorgan Chase Bank N.A.	8/22/2022	(2,585,292)
THB	123,378,081	USD	3,390,851	JPMorgan Chase Bank N.A.	9/09/2022	(30,222)
TRY	15,342,094	USD	780,173	JPMorgan Chase Bank N.A.	10/21/2022	(8,670)
TRY	52,025,021	USD	2,633,512	Morgan Stanley Capital Services, Inc.	10/21/2022	(17,348)
TWD	177,051,000	USD	6,024,192	JPMorgan Chase Bank N.A.	9/12/2022	(102,128)
USD	2,690,261	AUD	3,932,911	Deutsche Bank AG	10/21/2022	(60,814)
USD	5,942,432	AUD	8,696,000	Morgan Stanley Capital Services, Inc.	10/21/2022	(140,428)
USD	1,828,258	BRL	9,631,325	Citibank N.A.	8/02/2022	(33,191)
USD	3,088,555	BRL	16,024,653	Goldman Sachs International	8/02/2022	(8,535)
USD	918,273	BRL	4,764,369	JPMorgan Chase Bank N.A.	8/02/2022	(2,538)
USD	549,129	BRL	2,915,605	JPMorgan Chase Bank N.A.	11/03/2022	(431)
USD	5,378,349	CAD	7,010,355	State Street Bank Corp.	10/21/2022	(94,635)
USD	819,054	CLP	859,106,031	Citibank N.A.	9/26/2022	(125,231)
USD	1,731,509	CLP	1,727,507,443	Goldman Sachs International	9/26/2022	(167,278)
USD	1,155,076	CLP	1,164,685,103	Goldman Sachs International	10/03/2022	(123,674)
USD	372,882	CLP	355,819,251	Morgan Stanley Capital Services, Inc.	10/03/2022	(17,784)
USD	336,495	COP	1,531,387,769	JPMorgan Chase Bank N.A.	9/29/2022	(17,145)
USD	2,201,996	CZK	54,453,126	Brown Brothers Harriman	10/21/2022	(35,701)
USD	1,891,831	CZK	46,694,297	Goldman Sachs International	10/21/2022	(27,025)
USD	859,295	CZK	21,050,709	HSBC Bank	10/21/2022	(5,762)
USD	3,492,701	CZK	86,280,200	Morgan Stanley Capital Services, Inc.	10/21/2022	(52,898)
USD	433,900	EUR	422,851	HSBC Bank	10/21/2022	(735)
USD	5,126,023	EUR	5,059,829	Morgan Stanley Capital Services, Inc.	10/21/2022	(74,821)
USD	4,811,274	EUR	4,749,000	UBS AG	10/21/2022	(70,078)
USD	2,010,503	HUF	838,606,287	Brown Brothers Harriman	10/21/2022	(68,515)
USD	3,289,780	HUF	1,342,406,199	UBS AG	10/21/2022	(38,225)
USD	2,515,412	IDR	37,818,108,257	Barclays Bank PLC	9/13/2022	(31,663)
USD	435,409	IDR	6,523,730,000	Merrill Lynch International	9/13/2022	(3,969)
USD	241,966	IDR	3,634,139,242	Morgan Stanley Capital Services, Inc.	9/13/2022	(2,795)
USD	1,093,224	JPY	145,573,523	JPMorgan Chase Bank N.A.	9/21/2022	(2,628)
USD	453,736	MXN	9,448,523	Goldman Sachs International	10/21/2022	(2,919)
USD	1,697,254	MXN	35,440,007	JPMorgan Chase Bank N.A.	10/21/2022	(15,588)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	21,724,650	MYR	96,698,591	Barclays Bank PLC	8/01/2022	$(2,929)
USD	332,210	MYR	1,480,495	Barclays Bank PLC	11/28/2022	(1,336)
USD	2,018,232	PLN	9,837,642	Citibank N.A.	10/21/2022	(74,839)
USD	2,289,663	PLN	10,912,243	Morgan Stanley Capital Services, Inc.	10/21/2022	(32,042)
USD	3,572,271	ZAR	61,371,710	HSBC Bank	10/21/2022	(88,627)
USD	890,897	ZAR	15,167,201	Morgan Stanley Capital Services, Inc.	10/21/2022	(13,845)
						$(4,730,710)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Long	USD	154	$20,212,500	September – 2022	$320,957
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	36	$5,800,173	September – 2022	$(338,975)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
4/01/32	CLP	1,793,021,000	centrally cleared	6.17%/Semi-annually	7.92% FLR (Daily CLOIS)/Daily	$56,283	$—	$56,283
3/16/27	CNY	30,000,000	centrally cleared	2.43%/Quarterly	2.5% FLR (1 week CNY-Fixing Repo)/Quarterly	427	—	427
6/18/27	MXN	52,000,000	centrally cleared	8.98%/28 Days	8.0245% FLR (28 day TIIE)/28 days	80,535	—	80,535
4/13/32	USD	2,916,000	centrally cleared	3.116%/At Maturity	5.01% FLR (USA-CPI-U)/At Maturity	14,511	—	14,511
						$151,756	$—	$151,756
Liability Derivatives
Interest Rate Swaps
1/02/24	BRL	26,455,000	centrally cleared	7.24%/At Maturity	13.25% FLR (Daily BZDIOVRA)/Daily	$(427,659)	$—	$(427,659)
1/02/24	BRL	30,350,000	centrally cleared	11.545%/At Maturity	13.25% FLR (Daily BZDIOVRA)/Daily	(123,017)	—	(123,017)
1/02/24	BRL	38,149,000	centrally cleared	12.09%/At Maturity	13.25% FLR (Daily BZDIOVRA)/Daily	(106,909)	—	(106,910)
1/02/24	BRL	51,356,000	centrally cleared	12.045%/At Maturity	13.25% FLR (Daily BZDIOVRA)/Daily	(150,015)	—	(150,015)
7/19/27	CLP	6,650,698,000	centrally cleared	10.72% FLR (Daily CLOIS)/Daily	7.48%/Semi-annually	(114,023)	—	(114,023)
3/28/25	MXN	36,098,000	centrally cleared	6.24%/28 Days	7.215% FLR (28 day TIIE)/28 days	(100,356)	—	(100,356)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Interest Rate Swaps − continued
4/09/25	MXN	144,884,000	centrally cleared	6.27%/28 Days	7.2627% FLR (28 day TIIE)/28 days	$(405,835)	$—	$(405,835)
4/11/25	MXN	73,866,000	centrally cleared	5.98%/28 Days	7.2715% FLR (28 day TIIE)/28 days	(233,076)	—	(233,076)
5/12/32	USD	4,177,000	centrally cleared	2.921%/At Maturity	3.947% FLR (USA-CPI-U)/At Maturity	(36,896)	—	(36,896)
						$(1,697,786)	$—	$(1,697,787)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/07/27	MYR	57,564,000	JPMorgan Chase Bank N.A.	3.65%/Quarterly	2.68% FLR (3-Month KLIBOR)/Quarterly	$103,397	$—	$103,397
7/27/32	THB	200,000,000	JPMorgan Chase Bank N.A.	2.47%/Quarterly	2.47% FLR (6-Month THBFIX)/Semi-annually	1,237	—	1,237
						$104,634	$—	$104,634
At July 31, 2022, the fund had cash collateral of $2,973,367 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$356,012,425	$—	$356,012,425
Foreign Bonds	—	18,407,302	—	18,407,302
Mutual Funds	58,493,573	—	—	58,493,573
Total	$58,493,573	$374,419,727	$—	$432,913,300
Other Financial Instruments
Futures Contracts – Assets	$320,957	$—	$—	$320,957
Futures Contracts – Liabilities	(338,975)	—	—	(338,975)
Forward Foreign Currency Exchange Contracts – Assets	—	3,251,614	—	3,251,614
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,730,710)	—	(4,730,710)
Swap Agreements – Assets	—	256,390	—	256,390
Swap Agreements – Liabilities	—	(1,697,787)	—	(1,697,787)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$44,866,046	$200,798,581	$187,174,073	$(1,364)	$4,383	$58,493,573
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$125,722	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2022, are as follows:
Brazil	15.9%
China	13.5%
Mexico	11.8%
South Africa	9.5%
Malaysia	7.6%
Indonesia	6.4%
Thailand	6.1%
Poland	5.3%
Colombia	5.0%
Other Countries	18.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.